Geographic information (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues derived by geography	10,937,575	144,650	443,011
COLOMBIA
Revenues derived by geography	2,858,221		443,011
ARGENTINA
Revenues derived by geography	1,675,820
MEXICO
Revenues derived by geography	5,727,392
GUATEMALA
Revenues derived by geography	676,142
United States of America
Revenues derived by geography		144,650